Share Capital and Reserves (Details) € / shares in Units, $ / shares in Units, $ in Millions						1 Months Ended		12 Months Ended
	Aug. 02, 2022 USD ($) shares	Aug. 02, 2022 USD ($) $ / shares	Nov. 08, 2021 USD ($) $ / shares shares	Jun. 01, 2021 EUR (€)	May 15, 2020 EUR (€) shares	Aug. 31, 2022 USD ($)	Jan. 21, 2021 USD ($) shares	Dec. 31, 2022 $ / shares € / shares	Nov. 08, 2021 EUR (€) shares	Jan. 21, 2021 EUR (€) € / shares shares
Share Capital and Reserves (Details) [Line Items]
Gross amounts							$ 30.4			€ 25,000,000
Shares premium							27,777,777			27,777,777
Price per share | (per share)			$ 12					$ 7.23		€ 0.9
Share capital | $	$ 5.0	$ 5.0
Depositary shares									3,750,000
Gross proceeds (in Dollars) | $			$ 45.0
New shares									37,500,000
Depositary shares	691,171
Ordinary shares, per share (in Dollars per share) | (per share)		$ 7.23						$ 0.85
Aggregate amount (in Euro)				€ 90,132,067.69		$ 70.0
Several occasion period				5 years
Description of directors				The board of directors has used its powers under the authorized capital on (i) November 8, 2021, by issuing 37,500,000 new shares (3,750,000 ADSs) for an aggregate amount of €28,530,000.00 (excluding issue premium), and (ii) August 11, 2022, by issuing 6,911,710 new shares (691,171 ADSs) for an aggregate amount of €4,877,097.50. Moreover, subsequent to the balance sheet date (and as described further in Note 27), the board of directors has used its powers under the authorized capital at the occasion of the February 2023 capital increase.
Description of shares outstanding								●a total of 13,895,280 subscription rights of the Company have been created, of which 12,257,780 subscription rights have been granted as of December 31, 2022, which entitles their holders (assuming all subscription rights are granted and exercised) to subscribe to a total of 12,257,780 new shares with voting rights (see Note 24 for further details). The remaining 1,637,500 subscription rights have not yet been granted and are currently still managed by the Company’s board of directors; ●under the loan agreement entered into by the Company and Kreos Capital in July 2021, a drawdown fee equal to 7% of the amounts drawn down under the loan agreement (being EUR 630,000 in aggregate) remains outstanding as a payable due by the Company (without accruing interest), and is convertible into ordinary shares with voting rights by means of a contribution in kind of the payable by Kreos Capital to the share capital of the Company at a price of €0.85 per share (see Note 24 for further details); and, ●under the loan and security agreement entered into by the Company and Innovatus Capital Partners in August 2022, Innovatus has the right to convert, prior to August 2, 2025, up to 15% of the outstanding principal amount of the loans (by means of a contribution in kind of the relevant payables due by the Company under the loans) into American Depositary Shares (“ADSs”) of the Company (each representing 10 ordinary shares of the Company) at a conversion price per ADS equal to $11.21 (i.e., $1.121 per share on the basis of the ratio of 1 ADS per 10 shares) (see note 16 for further details).
Bottom of range [member]
Share Capital and Reserves (Details) [Line Items]
Share capital | €					€ 118,662,067.69				€ 90,132,067.69	€ 68,998,734.95
Issued and outstanding shares			118,469,226				90,691,449
New ordinary shares					155,969,226
Top of range [member]
Share Capital and Reserves (Details) [Line Items]
Share capital | €					€ 123,539,165.19				€ 118,662,067.69	€ 90,132,067.69
Issued and outstanding shares			155,969,226				118,469,226
New ordinary shares					162,880,936